Intangible assets	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Intangible assets
12.
Intangible assets

	30 June 2020					31 December 2019
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total
Acquisition cost
Balance at end of previous year	40 074	2 774	2 594	666	46 108	48 465
Effect of movements in foreign exchange	(2 107)	(132)	(194)	(37)	(2 470)	(79)
Acquisitions through business combinations	14	—	—	—	14	99
Acquisitions and expenditures	—	174	19	94	287	631
Disposals	—	(5)	(1)	—	(6)	(259)
Disposals through the sale of subsidiaries	—	—	—	—	—	(29)
Transfer (to)/from other asset categories and other movements 1	—	130	115	(308)	(63)	(2 720)

Balance at end of period	37 981	2 941	2 533	415	43 870	46 108

Amortization and impairment losses
Balance at end of previous year	(32)	(1 595)	(1 851)	(178)	(3 656)	(3 634)

Effect of movements in foreign exchange	—	85	126	14	225	41
Amortization	—	(148)	(177)	(27)	(352)	(622)
Impairment	—	—	—	(150)	(150)	—
Disposals	—	4	1	—	5	254
Disposals through the sale of subsidiaries	—	—	—	—	—	—
Transfer to/(from) other asset categories and other movements 1	—	(9)	17	99	107	305

Balance at end of period	(32)	(1 663)	(1 884)	(241)	(3 821)	(3 656)

Carrying value
at 31 December 2019	40 042	1 179	743	488	42 452	42 452
at 30 June 2020	37 949	1 278	649	173	40 049
During the
six-month
period ended 30 June 2020, AB InBev recognized intangible assets on acquisitions of subsidiaries of 14m US dollar (30 June 2019: 307m US dollar
)—
see also Note 6
Acquisitions and disposals.
In addition, the company recognized (150)m US dollar impairment on intangible assets classified as assets held for sale as of 30 June 2020 and other intangibles (30 June 2019: nil) – see also Note 7
Exceptional items.
AB InBev is the owner of some of the world’s most valuable brands in the beer industry. As a result, brands and certain distribution rights are expected to generate positive cash flows for as long as the company owns the brands and distribution rights. Given AB InBev’s more than
600-year
history, brands and certain distribution rights have been assigned indefinite lives
.
Acquisitions and expenditures of commercial intangibles mainly represent supply and distribution rights, exclusive multi-year sponsorship rights and other commercial intangibles
.
Intangible assets with indefinite useful lives are comprised primarily of brands and certain distribution rights that AB InBev purchases for its own products, and were tested for impairment during the second quarter of 2020. Based on the impairment testing results, no impairment loss was allocated to intangible assets with indefinite useful lives – refer to Note 11
Goodwill
.

1
The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the balance sheet of intangible assets held for sale in accordance with IFRS 5
Non-current
assets held for sale and discontinued operations
and to the restatement of
non-monetary
assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
. Accordingly, the 2019 transfers include the balances of Australian operations reclassified to assets held for sale as at at 31 December 2019 and disposed of upon the completion of the sale on 1 June 2020
.